Reinsurance - Components of Company's Reinsurance Recoverable on Market Risk Benefits (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Effects of Reinsurance [Line Items]
Reinsurance recoverable on market risk benefits, at fair value	$ 221,000	$ 221,000	[1]	$ 383,000	$ 383,000	[1]	$ 471,000
Variable Annuity
Effects of Reinsurance [Line Items]
Reinsurance recoverable on market risk benefits, at fair value		183,000			284,000		368,000
Other product lines
Effects of Reinsurance [Line Items]
Reinsurance recoverable on market risk benefits, at fair value		$ 38,000			$ 99,000		$ 103,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.